Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-Public Information

Option grants to employees, executive officers and non-employee directors are made by the Compensation Committee under the 2017 Employee Plan and the 2017 Directors Plan from time to time, as determined by the Compensation Committee. We have a policy governing the timing of equity-based compensation awards to ensure integrity and compliance. We do not grant equity awards in anticipation of, or as a response to, the release of material nonpublic information that could affect the price of our Common Stock, nor do we adjust the timing of such information releases based on award grant dates. Equity awards are generally granted during open trading windows in accordance with our insider trading policy. Any equity awards made to executive officers or directors in connection with new hires, promotions, or other non-routine events are timed to coincide with the event giving rise to the grant, such as the commencement of employment or the effective date of a promotion.

During the year ended June 30, 2025, there were no equity grants made to our executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	Option grants to employees, executive officers and non-employee directors are made by the Compensation Committee under the 2017 Employee Plan and the 2017 Directors Plan from time to time, as determined by the Compensation Committee. We have a policy governing the timing of equity-based compensation awards to ensure integrity and compliance. We do not grant equity awards in anticipation of, or as a response to, the release of material nonpublic information that could affect the price of our Common Stock, nor do we adjust the timing of such information releases based on award grant dates. Equity awards are generally granted during open trading windows in accordance with our insider trading policy. Any equity awards made to executive officers or directors in connection with new hires, promotions, or other non-routine events are timed to coincide with the event giving rise to the grant, such as the commencement of employment or the effective date of a promotion.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false